UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2002
                                                ------------------------------

Check here if Amendment / /; Amendment Number:
                                                   --------------
  This Amendment (Check only one.):     / /is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     John C. Bennett Jr.
          -------------------------------------
Address:  One Logan Square
          -------------------------------------
          24th Floor
          -------------------------------------
          18th and Cherry Streets
          -------------------------------------
          Philadelphia, PA  19103-6996
          -------------------------------------

Form 13F File        10248
Number:  28-         ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
           -----------------------------------
Title:     Associate
           -----------------------------------
Phone:     (202) 778-9191
           -----------------------------------

Signature, Place, and Date of Signing:

/s/Mehrdad Mehrespand as attorney-in-fact   Washington, D.C.   November 8, 2002
-----------------------------------------   ----------------   -----------------
        [Signature]                           [City, State]         [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number       Name

  28-    04580               PNC Bank Delaware
  28-    07144               Wachovia Bank, N.A.
  28-    00694               JP Morgan Chase & Co.
  28-    03545               Brown Brothers Harriman & Co.
       ---------------      ----------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4
                                              ------------------------

Form 13F Information Table Entry Table:       2
                                              ------------------------

Form 13F Information Table Value Table:       $2,119
                                              ------------------------
                                                    (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number      Name

   1         28-04580                  PNC Bank Delaware
   -----     -----------------------   --------------------------------
   2         28-07144                  Wachovia Bank, N.A.
   -----     -----------------------   --------------------------------
   3         28-00694                  JP Morgan Chase & Co.
   -----     -----------------------   --------------------------------
   4         28-03545                  Brown Brothers Harriman & Co.
   -----     -----------------------   --------------------------------



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

                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1      COLUMN 2         COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
   --------      --------         --------  --------   ----------------------     --------   --------        --------
                                              VALUE    SHRS OR   SH/     PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN     CALL    DISCRETION  MANAGERS  SOLE  SHARED   NONE
--------------   --------------  ---------  --------   -------   ---     ----    ----------  --------  ----  ------   ----

3MCO               Common        88579Y101     $189     1,700     SH             Sole                   100

                                                                                 Shared-other  2,3            1,600

International      Common        459200101     $1,930   33,100    SH             Sole                   200
Business Machs
                                                                                 Shared-other  1,2,4          32,900
----------------------------------------------------------------------------------------------------------------------------


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